Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement Line Items [Line Items]
Credit asset commitments	$ 585,899	$ 635,854	$ 621,370
Loan commitments [member]
Statement Line Items [Line Items]
Credit asset commitments	540,653	589,005	556,629
Letters of credit [member]
Statement Line Items [Line Items]
Credit asset commitments	$ 45,246	$ 46,849	$ 64,741